Related Party Transactions - Summary of Loans to Directors, Executive Officers and Their Related Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Balance, at beginning of the year	$ 14,815	$ 19,208
Disbursements during the year	620	3,798
Collections during the year	(6,743)	(8,191)
Balance, at end of the year	$ 8,692	$ 14,815